UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

 ================================================

     SEMIANNUAL REPORT
     USAA MONEY MARKET FUND
     JANUARY 31, 2013

 ================================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     33

    Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND'S (THE FUND) INVESTMENT OBJECTIVE IS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   At the end of the reporting period, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

   Yields on money market mutual funds remained at or near 0% as a result of the U.S. Federal Reserve's (the Fed) accommodative monetary policy. The Fed held the federal funds target rate between 0% and 0.25% throughout the reporting period. Though absolute yields were extremely low, investors continued to rely on money market funds for the safety and liquidity they provided.

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA MONEY MARKET FUND

================================================================================

o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD AND HOW DID THEY AFFECT THE MONEY MARKETS?

   During the reporting period, market sentiment was influenced primarily by central bank policy. In September 2012, as clear signs of stronger U.S. economic growth remained elusive, the Fed launched a third round of quantitative easing (QE3) with the stated objective of boosting economic growth and reducing unemployment. To further these objectives, the Fed announced in December of 2012 that it would continue purchasing mortgage-backed securities and that it would begin purchasing longer-term U.S. Treasuries once its program to extend the average maturity of its U.S. Treasury holdings (Operation Twist) ended on December 31, 2012. The Fed also established a threshold level for the level of unemployment it would like to see before increasing short-term interest rates.

   A particular source of anxiety during the reporting period was the debate in Congress over the "fiscal cliff," a package of tax increases and spending cuts that were scheduled to take effect on January 1, 2013. Though lawmakers did not come to a permanent agreement, they did prevent some of the largest tax hikes. Certain tax increases, such as the end of the payroll tax holiday and a modest increase in the capital gains tax, took effect in January. Congress postponed until spring further action to avoid across-the-board cuts known as the "sequester."

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   Because interest rates were so low, we generally concentrated our purchases in variable-rate demand notes (VRDNs). The VRDNs owned by the Fund provide flexibility because we can sell them at par (100% of face value) upon notice of seven days or less. They also offer a degree of safety and liquidity. Most of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

   In addition, with short-term interest rates hovering near zero and expected to remain there for some length of time, we sought to

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   invest in securities with slightly longer maturities that generally provide more yield. Our opportunities were limited in the low interest rate environment. We continued to rely on our credit analysts to help us find attractive investments for the Fund. They also continued to analyze and monitor every holding in the portfolio.

o  WHAT IS THE OUTLOOK?

   We believe that the U.S. economy will continue its "muddle through" recovery, though the tax cuts Congress authorized in January are likely to keep real gross domestic product growth low. The potential sequester could dampen economic growth further. The Fed has stated its intention to keep short-term interest rates near zero until certain economic thresholds are met, a level the Fed itself has said may not be reached for several years. As a result, shareholders are likely to see little change in the Fund's yield over the near term. Once interest rates begin to rise, we plan to look for opportunities to invest at higher interest rates. In the meantime, we will continue to focus on safety and liquidity, while striving to maximize the income you receive from the Fund.

   We appreciate your continued confidence in us.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND) (Ticker Symbol: USAXX)

--------------------------------------------------------------------------------
                                          1/31/13                  7/31/12
--------------------------------------------------------------------------------
Net Assets                           $5,038.3 Million          $4,879.9 Million
Net Asset Value Per Share                 $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                    37 Days                   22 Days

(+) Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*            1 Year             5 Years             10 Years
       0.01%                   0.01%              0.69%                1.76%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                         5 Years                         10 Years
    0.03%                          0.75%                            1.77%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 1/31/13             EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------
     Subsidized       0.01%                          0.65%
     Unsubsidized    -0.34%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                             USAA MONEY MARKET
                                   FUND                       iMONEYNET AVERAGE
 1/31/2012                         0.01%                            0.01%
 2/28/2012                         0.01                             0.01
 3/27/2012                         0.01                             0.01
 4/24/2012                         0.01                             0.01
 5/29/2012                         0.01                             0.01
 6/26/2012                         0.01                             0.01
 7/31/2012                         0.01                             0.01
 8/28/2012                         0.01                             0.01
 9/25/2012                         0.01                             0.01
10/30/2012                         0.01                             0.01
11/27/2012                         0.01                             0.01
12/24/2012                         0.01                             0.01
 1/29/2013                         0.01                             0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 1/29/13.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                          USAA MONEY MARKET FUND
 1/31/2003                                                     $10,000.00
 2/28/2003                                                      10,008.46
 3/31/2003                                                      10,016.29
 4/30/2003                                                      10,024.35
 5/31/2003                                                      10,032.82
 6/30/2003                                                      10,039.53
 7/31/2003                                                      10,045.35
 8/31/2003                                                      10,051.35
 9/30/2003                                                      10,056.81
10/31/2003                                                      10,062.73
11/30/2003                                                      10,067.68
12/31/2003                                                      10,073.34
 1/31/2004                                                      10,078.47
 2/29/2004                                                      10,083.41
 3/31/2004                                                      10,088.55
 4/30/2004                                                      10,094.03
 5/31/2004                                                      10,098.91
 6/30/2004                                                      10,104.64
 7/31/2004                                                      10,111.82
 8/31/2004                                                      10,120.13
 9/30/2004                                                      10,129.91
10/31/2004                                                      10,141.05
11/30/2004                                                      10,153.35
12/31/2004                                                      10,169.10
 1/31/2005                                                      10,183.94
 2/28/2005                                                      10,199.72
 3/31/2005                                                      10,218.65
 4/30/2005                                                      10,239.06
 5/31/2005                                                      10,260.05
 6/30/2005                                                      10,282.49
 7/31/2005                                                      10,306.97
 8/31/2005                                                      10,332.96
 9/30/2005                                                      10,361.68
10/31/2005                                                      10,389.47
11/30/2005                                                      10,419.97
12/31/2005                                                      10,455.74
 1/31/2006                                                      10,487.41
 2/28/2006                                                      10,520.05
 3/31/2006                                                      10,559.76
 4/30/2006                                                      10,594.71
 5/31/2006                                                      10,634.86
 6/30/2006                                                      10,677.69
 7/31/2006                                                      10,717.97
 8/31/2006                                                      10,761.92
 9/30/2006                                                      10,806.01
10/31/2006                                                      10,848.83
11/30/2006                                                      10,891.84
12/31/2006                                                      10,939.46
 1/31/2007                                                      10,981.42
 2/28/2007                                                      11,021.95
 3/31/2007                                                      11,068.32
 4/30/2007                                                      11,110.41
 5/31/2007                                                      11,155.62
 6/30/2007                                                      11,200.76
 7/31/2007                                                      11,244.66
 8/31/2007                                                      11,295.42
 9/30/2007                                                      11,336.15
10/31/2007                                                      11,380.30
11/30/2007                                                      11,423.60
12/31/2007                                                      11,465.11
 1/31/2008                                                      11,502.47
 2/29/2008                                                      11,533.00
 3/31/2008                                                      11,559.91
 4/30/2008                                                      11,586.60
 5/31/2008                                                      11,613.90
 6/30/2008                                                      11,637.01
 7/31/2008                                                      11,660.25
 8/31/2008                                                      11,684.37
 9/30/2008                                                      11,714.29
10/31/2008                                                      11,754.52
11/30/2008                                                      11,776.09
12/31/2008                                                      11,795.61
 1/31/2009                                                      11,810.13
 2/28/2009                                                      11,821.73
 3/31/2009                                                      11,833.95
 4/30/2009                                                      11,844.97
 5/31/2009                                                      11,857.05
 6/30/2009                                                      11,867.84
 7/31/2009                                                      11,877.32
 8/31/2009                                                      11,883.53
 9/30/2009                                                      11,887.74
10/31/2009                                                      11,890.68
11/30/2009                                                      11,892.20
12/31/2009                                                      11,894.98
 1/31/2010                                                      11,895.16
 2/28/2010                                                      11,895.26
 3/31/2010                                                      11,895.36
 4/30/2010                                                      11,895.46
 5/31/2010                                                      11,895.56
 6/30/2010                                                      11,895.65
 7/31/2010                                                      11,895.76
 8/31/2010                                                      11,895.85
 9/30/2010                                                      11,895.95
10/31/2010                                                      11,896.05
11/30/2010                                                      11,896.15
12/31/2010                                                      11,897.59
 1/31/2011                                                      11,897.69
 2/28/2011                                                      11,897.78
 3/31/2011                                                      11,897.88
 4/30/2011                                                      11,897.98
 5/31/2011                                                      11,898.08
 6/30/2011                                                      11,898.17
 7/31/2011                                                      11,898.27
 8/31/2011                                                      11,898.37
 9/30/2011                                                      11,898.48
10/31/2011                                                      11,898.57
11/30/2011                                                      11,898.67
12/31/2011                                                      11,898.78
 1/31/2012                                                      11,900.92
 2/29/2012                                                      11,901.01
 3/31/2012                                                      11,901.12
 4/30/2012                                                      11,901.21
 5/31/2012                                                      11,901.31
 6/30/2012                                                      11,901.41
 7/31/2012                                                      11,901.51
 8/31/2012                                                      11,901.62
 9/30/2012                                                      11,901.71
10/31/2012                                                      11,901.81
11/30/2012                                                      11,901.92
12/31/2012                                                      11,902.37
 1/31/2013                                                      11,902.47

                                   [END CHART]

       Data from 1/31/03 through 1/31/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 1/31/2013 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                57.9%
FIXED-RATE INSTRUMENTS                                                    21.7%
COMMERCIAL PAPER                                                          17.5%
REPURCHASE AGREEMENT                                                       2.4%
PUT BONDS                                                                  0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-29.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (21.7%)

             DIVERSIFIED BANKS (11.5%)
   $25,000   Abbey National Treasury Services plc                     0.38%        2/21/2013    $   25,000
    25,000   BNP Paribas                                              0.41         3/04/2013        25,000
    25,000   BNP Paribas                                              0.50         3/18/2013        25,000
    25,000   BNP Paribas                                              0.41         7/17/2013        25,000
    40,000   Branch Banking & Trust Co.                               0.45         6/24/2013        40,000
    25,000   Branch Banking & Trust Co.                               0.44         7/01/2013        25,000
    25,000   Branch Banking & Trust Co.                               0.43        10/24/2013        25,000
    30,000   Canadian Imperial Bank of Commerce                       0.58         5/21/2013        30,000
    20,000   Landesbank Hessen-Thuringen                              0.40         5/13/2013        20,000
    30,000   Lloyds TSB Bank plc                                      0.40         5/02/2013        30,000
    25,000   Mizuho Corporate Bank Ltd.                               0.35         5/15/2013        25,000
    25,000   Mizuho Corporate Bank Ltd.                               0.35         5/21/2013        25,000
    25,000   Rabobank Nederland N.V.                                  0.25         6/28/2013        25,000
    25,000   Rabobank Nederland N.V.                                  0.25         6/28/2013        25,000
    25,000   Skandinaviska Enskilda Banken AB                         0.21         4/04/2013        25,000
    25,000   Skandinaviska Enskilda Banken AB                         0.35         6/07/2013        25,000
    30,000   Skandinaviska Enskilda Banken AB                         0.54         7/03/2013        30,000
    25,000   Standard Chartered Bank                                  0.62         3/18/2013        25,000
    25,000   Standard Chartered Bank                                  0.41         4/05/2013        25,000
    25,000   Standard Chartered Bank                                  0.30         7/08/2013        25,000
    25,000   Sumitomo Mitsui Banking Corp.                            0.34         5/21/2013        25,000
    30,000   Sumitomo Mitsui Banking Corp.                            0.27         7/22/2013        30,000
                                                                                                ----------
                                                                                                   580,000
                                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (2.0%)
    25,000   Deutsche Bank AG                                         0.58         2/28/2013        25,000
    25,000   Deutsche Bank AG                                         0.43         4/17/2013        25,000
    25,000   Deutsche Bank AG                                         0.41         7/18/2013        25,000
    25,000   UBS AG                                                   0.46         4/04/2013        25,000
                                                                                                ----------
                                                                                                   100,000
                                                                                                ----------
             GENERAL OBLIGATION (5.1%)
    25,263   Amherst                                                  1.25        11/14/2013        25,434
    14,445   Ballston Spa CSD                                         1.00         9/27/2013        14,508
     4,000   Becker ISD (NBGA)                                        1.50         9/04/2013         4,026
    38,000   California                                               2.50         6/20/2013        38,299

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $13,000   Duluth ISD (NBGA)                                        1.50%        9/20/2013    $   13,100
    19,298   Honeoye Falls-Lima CSD                                   1.00         6/18/2013        19,349
    21,000   Kenmore-Tonawanda Union Free School District             1.00         6/28/2013        21,057
     4,500   Minnetonka ISD (NBGA)                                    1.50         8/15/2013         4,526
    21,569   North Syracuse CSD                                       1.00         8/16/2013        21,641
     7,500   Rosemount ISD (NBGA)                                     1.00         3/28/2013         7,508
    11,000   Schoharie County                                         1.50        11/15/2013        11,051
    50,000   Texas                                                    2.50         8/30/2013        50,651
    28,850   Westhill CSD                                             1.00         6/28/2013        28,932
                                                                                                ----------
                                                                                                   260,082
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    23,440   Citigroup, Inc.                                          5.50         4/11/2013        23,664
                                                                                                ----------
             REGIONAL BANKS (2.6%)
    25,000   Norinchukin Bank                                         0.44         2/04/2013        25,000
    25,000   Norinchukin Bank                                         0.41         4/15/2013        25,000
    25,000   Norinchukin Bank                                         0.42         5/20/2013        25,000
    25,000   Union Bank, N.A.                                         0.35         3/06/2013        25,000
    30,000   Union Bank, N.A.                                         0.28         6/03/2013        30,000
                                                                                                ----------
                                                                                                   130,000
                                                                                                ----------
             Total Fixed-Rate Instruments (cost: $1,093,746)                                     1,093,746
                                                                                                ----------
             COMMERCIAL PAPER (17.5%)

             AIRPORT/PORT (0.2%)
     6,000   San Francisco Airport Commission
               (LOC - Barclays Bank plc)                              0.18         2/06/2013         6,000
     5,150   San Francisco Airport Commission
               (LOC - Barclays Bank plc)                              0.24         3/20/2013         5,150
                                                                                                ----------
                                                                                                    11,150
                                                                                                ----------
             APPROPRIATED DEBT (0.2%)
     8,000   Los Angeles Municipal Improvement Corp.
               (LOC - Wells Fargo Bank, N.A.)                         0.17         4/09/2013         8,000
                                                                                                ----------
             ASSET-BACKED FINANCING (5.1%)
    25,000   Alpine Securitzation Corp.(a),(b)                        0.23         2/12/2013        24,998
    15,554   Fairway Finance Corp.(a),(b)                             0.20         3/20/2013        15,550
    35,600   LMA Americas, LLC(a),(b)                                 0.27         2/06/2013        35,599
    25,000   LMA Americas, LLC(a),(b)                                 0.24         2/11/2013        24,998
    20,000   Manhattan Asset Funding Co., LLC(a),(b)                  0.21         2/07/2013        19,999
    15,000   Manhattan Asset Funding Co., LLC(a),(b)                  0.24         3/15/2013        14,996
    25,000   Nieuw Amsterdam Receivables Corp.(a),(b)                 0.18         2/01/2013        25,000
    52,974   Victory Receivables Corp.(a),(b)                         0.22         3/08/2013        52,963

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $20,000   Working Capital Management Co.(a),(b)                    0.20%       2/22/2013     $   19,998
    21,000   Working Capital Management Co.(a),(b)                    0.23        3/14/2013         20,994
                                                                                                ----------
                                                                                                   255,095
                                                                                                ----------
             DIVERSIFIED BANKS (0.5%)
    25,000   Gotham Funding Corp. ABS(a),(b)                          0.19        2/04/2013         25,000
                                                                                                ----------
             EDUCATION (3.7%)
    25,000   Board of Regents of Univ. of Texas                       0.20        2/05/2013         25,000
    25,000   Board of Regents of Univ. of Texas                       0.20        2/11/2013         25,000
    28,880   Board of Trustees of Michigan State Univ.                0.20        2/05/2013         28,880
    28,500   Board of Trustees of Michigan State Univ.                0.18        2/13/2013         28,500
    31,000   Emory Univ.                                              0.20        2/12/2013         31,000
    18,000   Emory Univ.                                              0.20        2/20/2013         18,000
    11,292   Univ. of Virginia                                        0.15        4/03/2013         11,289
    19,150   Yale Univ.                                               0.17        2/20/2013         19,149
                                                                                                ----------
                                                                                                   186,818
                                                                                                ----------
             EDUCATION SERVICES (0.4%)
    19,200   Cornell Univ.                                            0.22        5/07/2013         19,189
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.6%)
    15,807   New York Power Auth.                                     0.14        2/11/2013         15,806
    14,000   South Carolina Public Service Auth.                      0.21        2/20/2013         14,000
                                                                                                ----------
                                                                                                    29,806
                                                                                                ----------
             GENERAL OBLIGATION (1.2%)
     7,500   Houston                                                  0.22        2/04/2013          7,500
    20,500   Houston                                                  0.12        3/01/2013         20,500
    10,000   Houston                                                  0.20        5/15/2013         10,000
    25,000   Texas Public Finance Auth.                               0.20        3/05/2013         25,000
                                                                                                ----------
                                                                                                    63,000
                                                                                                ----------
             HEALTH CARE FACILITIES (0.5%)
    25,000   Trinity Health Corp.                                     0.16        4/02/2013         24,993
                                                                                                ----------
             HOSPITAL (3.2%)
    11,600   Catholic Health Initiatives                              0.20        2/11/2013         11,600
     7,900   Catholic Health Initiatives                              0.24        3/12/2013          7,898
    12,600   Catholic Health Initiatives                              0.19        3/13/2013         12,597
    12,000   Catholic Health Initiatives                              0.19        4/08/2013         11,996
    50,000   Catholic Health Initiatives                              0.19        4/09/2013         49,982
    10,000   Catholic Health Initiatives                              0.19        5/09/2013          9,995
    30,000   Inova Health System                                      0.21        2/13/2013         29,998
    30,000   Inova Health System                                      0.16        4/09/2013         29,991
                                                                                                ----------
                                                                                                   164,057
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             MUNICIPAL FINANCE (1.3%)
   $54,600   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.22%        2/06/2013    $   54,600
    11,100   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)            0.22         2/06/2013        11,100
                                                                                                ----------
                                                                                                    65,700
                                                                                                ----------
             SOFT DRINKS (0.2%)
     8,500   Coca-Cola Co.(a),(b)                                     0.23         6/03/2013         8,493
                                                                                                ----------
             WATER/SEWER UTILITY (0.4%)
    22,230   San Diego County Water Auth.                             0.17         3/05/2013        22,230
                                                                                                ----------
             Total Commercial Paper (cost: $883,531)                                               883,531
                                                                                                ----------
             PUT BONDS (0.7%)

             BUILDINGS (0.3%)
    15,000   New York Liberty Dev. Corp.                              0.25        12/01/2049        15,000
                                                                                                ----------
             HOSPITAL (0.4%)
    20,000   California Statewide Communities Dev. Auth.              0.24         7/01/2013        20,000
                                                                                                ----------
             Total Put Bonds (cost: $35,000)                                                        35,000
                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (57.9%)

             AGRICULTURAL PRODUCTS (2.0%)
     4,840   Bybee Foods, LLC (LOC - Key Bank, N.A.)                  0.35        11/01/2026         4,840
     2,100   Dallam County IDC (LOC - Wells Fargo Bank, N.A.)         0.14         1/01/2027         2,100
    15,000   Indiana Finance Auth.                                    0.14         6/01/2041        15,000
    25,000   Iowa Finance Auth.                                       0.12         6/01/2039        25,000
    15,000   Iowa Finance Auth.                                       0.15         6/01/2036        15,000
    35,000   Iowa Finance Auth.                                       0.14         6/01/2039        35,000
     3,360   Washington Economic Dev. Finance Auth.
               (LOC - Bank of the West)                               0.50         9/01/2032         3,360
                                                                                                ----------
                                                                                                   100,300
                                                                                                ----------
             AIRLINES (0.8%)
    38,900   Chicago-O'Hare International Airport
               (LOC - Bayerische Landesbank)                          0.16         5/01/2035        38,900
                                                                                                ----------
             AIRPORT SERVICES (0.5%)
     9,305   Holland-Sheltair Aviation Funding, LLC
               (LOC - Federal Home Loan Bank of Atlanta)              0.14         5/01/2035         9,305
    13,525   Holland-Sheltair Aviation Funding, LLC
               (LOC - Federal Home Loan Bank of Atlanta)              0.14         5/01/2048        13,525
     2,200   San Antonio (LOC - Bank of America, N.A.)                0.29         4/01/2020         2,200
                                                                                                ----------
                                                                                                    25,030
                                                                                                ----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             AIRPORT/PORT (0.5%)
   $ 4,680   Cleveland-Cuyahoga County
               (LOC - FirstMerit Bank, N.A.)                          0.30%        6/01/2031    $    4,680
     8,600   Denver City and County Airport System
               (LOC - Lloyds TSB Bank plc)                            0.19        11/15/2025         8,600
     9,875   San Jose Airport (LIQ) (LOC - Deutsche Bank A.G.)(a)     0.11         3/01/2037         9,875
                                                                                                ----------
                                                                                                    23,155
                                                                                                ----------
             ALUMINUM (0.2%)
     7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)            0.30         4/01/2028         7,815
                                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     5,550   St. Charles Parish (LOC - Federal Home
               Loan Bank of Atlanta)                                  0.29         9/01/2024         5,550
                                                                                                ----------
             APPROPRIATED DEBT (0.7%)
    16,255   Palm Beach County School District (LIQ)(a)               0.12         2/01/2016        16,255
    18,150   Pasadena (LOC - Bank of America, N.A.)                   0.10         2/01/2035        18,150
                                                                                                ----------
                                                                                                    34,405
                                                                                                ----------
             ASSET-BACKED FINANCING (0.0%)
     2,450   Capital Markets Access Co., LLC
               (LOC - Federal Home Loan Bank of Atlanta)              0.23         8/01/2031         2,450
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.4%)
     2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)       0.21         5/01/2024         2,605
     4,940   Illinois Finance Auth. (LOC - Federal Home
               Loan Bank of Chicago)                                  0.38         7/01/2040         4,940
     3,400   Savanna (LOC - Bank of America, N.A.)                    0.35         5/01/2019         3,400
    10,000   Shelbyville (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                            0.14         4/01/2035        10,000
                                                                                                ----------
                                                                                                    20,945
                                                                                                ----------
             AUTOMOBILE MANUFACTURERS (0.2%)
    10,465   Franklin IDB (LOC - Fifth Third Bank)                    0.37         4/01/2030        10,465
                                                                                                ----------
             AUTOMOTIVE RETAIL (0.1%)
     3,303   Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)     0.21         5/01/2015         3,303
     2,125   Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)     0.21         3/01/2021         2,125
                                                                                                ----------
                                                                                                     5,428
                                                                                                ----------
             BROADCASTING (0.0%)
       100   New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)         0.30        10/01/2021           100
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.9%)
   $ 3,880   Atchison (LOC - Key Bank, N.A.)                          0.27%        1/01/2033    $    3,880
     4,070   Cornell Iron Works, Inc.
               (LOC - Bank of America, N.A.)                          0.40         4/01/2019         4,070
     3,050   Delaware EDA (LOC - Key Bank, N.A.)                      0.27         4/01/2023         3,050
     4,400   Manhattan IDB
               (LOC - JPMorgan Chase Bank, N.A.)                      0.20         4/01/2028         4,400
     6,285   Moondance Enterprises, LP
               (LOC - PNC Bank, N.A.)                                 0.21        11/01/2020         6,285
     2,700   Sheridan (LOC - PNC Bank, N.A.)                          0.20         8/01/2020         2,700
     2,550   Tazewell County IDA (LOC - PNC Bank, N.A.)               0.20         2/01/2017         2,550
     2,000   Union County (LOC - SunTrust Bank)                       0.60        10/01/2027         2,000
     3,245   Vulcan, Inc. (LOC - Branch Banking & Trust Co.)          0.20         7/01/2021         3,245
    10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)          0.27        12/01/2031        10,000
     2,800   West Des Moines (LOC - Wells Fargo Bank, N.A.)           0.32         4/01/2025         2,800
                                                                                                ----------
                                                                                                    44,980
                                                                                                ----------
             BUILDINGS (0.2%)
     9,000   Miami-Dade County IDA
               (LOC - Manufacturers & Traders Trust Co.)              0.15        11/01/2042         9,000
                                                                                                ----------
             COMMERCIAL PRINTING (0.4%)
     2,733   Fairway, LLC (LOC - Federal Home
               Loan Bank of San Francisco)                            0.21        12/01/2023         2,733
     7,625   Harnett County Industrial Facilities & Pollution
               Control Financing Auth.
               (LOC - PNC Bank, N.A.)                                 0.17         9/01/2019         7,625
     2,060   John E. Staten Properties, Inc.
               (LOC - PNC Bank, N.A.)                                 0.26        10/01/2021         2,060
     3,950   South Carolina Jobs EDA
               (LOC - Wells Fargo Bank, N.A.)                         0.25         4/01/2033         3,950
     1,500   Summit County Port Auth.
               (LOC - Key Bank, N.A.)                                 0.27         7/01/2023         1,500
                                                                                                ----------
                                                                                                    17,868
                                                                                                ----------
             COMMUNITY SERVICE (1.4%)
    23,225   California Infrastructure and Economic Dev. Bank
               (LOC - Bank of America, N.A.)                          0.09         7/01/2034        23,225
    11,600   Jackson County IDA
               (LOC - Commerce Bank, N.A.)                            0.13         7/01/2025        11,600
     2,915   Rhode Island Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                             0.15        12/01/2036         2,915
     7,505   Toledo Lucas County Port Auth.
               (LOC - Fifth Third Bank)                               0.20         9/01/2019         7,505

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 8,630   Village of Morton Grove
               (LOC - Bank of America, N.A.)                          0.19%       12/01/2041    $    8,630
    16,305   Wisconsin Public Finance Auth.
               (LOC - Fifth Third Bank)                               0.20         2/01/2042        16,305
                                                                                                ----------
                                                                                                    70,180
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.0%)
     1,820   Alameda County IDA (LOC - Bank of the West)              0.51        12/01/2040         1,820
                                                                                                ----------
             CONSTRUCTION & ENGINEERING (0.3%)
    17,555   Boland Holdings, LLC (LOC - PNC Bank, N.A.)              0.20        12/01/2039        17,555
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,990   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)              0.26         3/01/2048         4,990
                                                                                                ----------
             CONSTRUCTION MATERIALS (0.3%)
     1,855   Franklin IDB (LOC - Federal Home Loan
               Bank of Chicago)                                       0.21         7/01/2032         1,855
     8,900   Paulding County
               (LOC - Bayerische Landesbank)                          0.29         8/01/2026         8,900
     3,815   Schmitz Ready Mix, Inc.
               (LOC - Federal Home Loan Bank of Chicago)              0.22         4/01/2046         3,815
                                                                                                ----------
                                                                                                    14,570
                                                                                                ----------
             DISTILLERS & VINTNERS (0.0%)
     2,200   Kentucky Rural EDA (LOC - PNC Bank, N.A.)                0.20        10/01/2016         2,200
                                                                                                ----------
             DISTRIBUTORS (0.3%)
    15,980   Bhavnani, LLC (LOC - U.S. Bank, N.A.)                    0.21         5/01/2038        15,980
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.1%)
     6,500   Port of Port Arthur Navigation District                  0.25         4/01/2033         6,500
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.0%)
       800   Lancaster IDA (LOC - Fulton Bank)                        1.50         1/01/2015           800
     1,115   Lancaster IDA (LOC - Fulton Bank)                        1.50         1/01/2027         1,115
                                                                                                ----------
                                                                                                     1,915
                                                                                                ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (4.1%)
     6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.20         8/01/2045         6,150
     7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)             0.20         8/01/2045         7,000
    47,785   New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                    0.19         6/01/2039        47,785
    55,150   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)                    0.33         5/01/2042        55,150
    16,305   NPJ Properties, LP
               (LOC - Manufacturers & Traders Trust Co.)              0.55         2/01/2027        16,305

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $29,540   Paca-Pratt Associates, Inc.
               (LOC - Manufacturers & Traders Trust Co.)              0.55%        1/01/2038    $   29,540
     8,130   Pinnacle Properties Dev. Group, LLC
               (LOC - Federal Home Loan Bank of Cincinnati)           0.20         6/15/2041         8,130
     4,900   Rio Bravo, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.25        12/01/2033         4,900
    11,345   Scion Real Estate Investments, LLC
               (LOC - Fifth Third Bank)                               0.32         1/02/2048        11,345
     1,080   Secor Realty, Inc. (LOC - PNC Bank, N.A.)                0.21         4/01/2020         1,080
     4,400   Stice-Hill Holding, LC
               (LOC - Hancock Bank of Louisiana)                      1.50        12/01/2023         4,400
    13,850   Stobro Co., LP
               (LOC - Federal Home Loan Bank of Pittsburgh)           0.36         1/01/2032        13,850
                                                                                                ----------
                                                                                                   205,635
                                                                                                ----------
             EDUCATION (3.0%)
    17,650   Amherst IDA (LOC - Manufacturers &
               Traders Trust Co.)                                     0.15        10/01/2031        17,650
     7,645   Colorado Educational and Cultural Facilities Auth.
               (LOC - Fifth Third Bank)                               0.20         1/01/2029         7,645
     2,000   Colorado Educational and Cultural Facilities Auth.
               (LOC - Sovereign Bank)                                 0.84         7/01/2037         2,000
    18,165   Colorado Educational and Cultural Facilities Auth.
               (LOC - Fifth Third Bank)                               0.20         5/15/2038        18,165
    10,000   Massachusetts Dev. Finance Agency
               (LOC - RBS Citizens, N.A.)                             0.17         7/01/2043        10,000
     2,245   Minnesota Higher Education Facilities Auth.
               (LOC - U.S. Bank, N.A.)                                0.17         4/01/2027         2,245
    21,175   Missouri Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                               0.20         7/15/2037        21,175
     7,175   Multnomah County (LOC - Key Bank, N.A.)                  0.15        12/01/2029         7,175
     4,040   Nebraska Elementary and Secondary School
               Finance Auth. (LOC - Fifth Third Bank)                 0.20         9/01/2029         4,040
     3,425   New York City IDA
               (LOC - JPMorgan Chase Bank, N.A.)                      0.14        12/01/2034         3,425
     6,305   Oakland County EDC
               (LOC - Comerica Bank, N.A.)                            0.15        12/01/2032         6,305
     4,400   Ohio Higher Education Facility
               (LOC - Key Bank, N.A.)                                 0.22         1/01/2018         4,400
     9,755   Ohio Higher Education Facility
               (LOC - Fifth Third Bank)                               0.22         9/01/2030         9,755
     4,455   Rhode Island Health and Educational
               Building Corp. (LOC - RBS Citizens, N.A.)              0.15         4/01/2035         4,455

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 3,735   Rockland County IDA (LOC - TD Bank, N.A.)                0.17%        5/01/2034    $    3,735
     9,670   Summit County (LOC - Fifth Third Bank)                   0.13         8/01/2030         9,670
    10,425   Washington Higher Education Facilities Auth.             0.14        10/01/2031        10,425
     9,220   Will County (LOC - Fifth Third Bank)                     0.22        12/01/2025         9,220
                                                                                                ----------
                                                                                                   151,485
                                                                                                ----------
             EDUCATION SERVICES (2.0%)
     7,728   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)        1.15         1/01/2025         7,728
     1,955   Educational Management Corp.
               (LOC - Old National Bank)                              0.25         5/01/2023         1,955
     7,300   Frisch School (LOC - Sovereign Bank)                     0.91         5/01/2036         7,300
       515   Grove City Church of the Nazarene
               (LOC - PNC Bank, N.A.)                                 0.26         2/01/2024           515
     2,920   Indian Creek Christian Church, Inc.
               (LOC - Fifth Third Bank)                               0.32         1/01/2056         2,920
    15,955   Indiana Educational Facilities Auth.
               (LOC - RBS Citizens, N.A.)                             0.21        10/01/2029        15,955
     4,000   Lexington-Fayette Urban County Government
               (LOC - Fifth Third Bank)                               0.20         1/01/2033         4,000
     7,070   Loganville Christian Academy, Inc.
               (LOC - Key Bank, N.A.)                                 0.31         6/01/2038         7,070
    14,000   New Jersey EDA (LOC - Sovereign Bank)                    0.81         5/01/2036        14,000
     5,895   Rhode Island EDC (LOC - RBS Citizens, N.A.)              0.14         3/01/2038         5,895
     9,470   Rhode Island Health and Educational
               Building Corp. (LOC - RBS Citizens, N.A.)              0.17         6/01/2035         9,470
    20,135   Saddleback Valley Community Church
               (LOC - Federal Home Loan Bank of San Francisco)        0.13        11/01/2038        20,135
     1,420   St. Louis County IDA (LOC - Fifth Third Bank)            0.20         9/01/2038         1,420
     3,680   Summit Country Day School
               (LOC - U.S. Bank, N.A.)                                0.40         2/01/2019         3,680
                                                                                                ----------
                                                                                                   102,043
                                                                                                ----------
             ELECTRIC UTILITIES (9.3%)
    19,500   Appling County Dev. Auth.                                0.15        12/01/2018        19,500
    39,900   Appling County Dev. Auth.                                0.14         9/01/2041        39,900
     3,000   Dade County IDA                                          0.13         6/01/2021         3,000
    25,000   Emery County (LOC - JPMorgan Chase Bank, N.A.)           0.10         7/01/2015        25,000
    28,100   Escambia County                                          0.15         4/01/2039        28,100
    38,300   Garfield County Industrial Auth.                         0.26         1/01/2025        38,300
     4,800   Heard County Dev. Auth.                                  0.15        12/01/2037         4,800
     2,730   Jackson County                                           0.15         7/01/2022         2,730
    20,000   Louisa County                                            0.14         9/01/2016        20,000
    30,000   Louisa County                                            0.14        10/01/2024        30,000
    22,000   Martin County                                            0.16         7/15/2022        22,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $14,000   Miami-Dade County IDA                                    0.16%        2/01/2023    $   14,000
    10,600   Mississippi Business Finance Corp.                       0.17         7/01/2025        10,600
     9,400   Mississippi Business Finance Corp.                       0.14        12/01/2027         9,400
    13,520   Mississippi Business Finance Corp.                       0.17         5/01/2028        13,520
     7,250   Mobile IDB                                               0.15         9/01/2031         7,250
    18,065   Monroe County Dev. Auth.                                 0.14        12/01/2041        18,065
    20,000   Muskogee Industrial Trust                                0.20         6/01/2027        20,000
    20,800   Putnam County IDA                                        0.11         4/01/2032        20,800
    30,000   St. Lucie County                                         0.16         5/01/2024        30,000
    91,400   St. Lucie County                                         0.12         9/01/2028        91,400
                                                                                                ----------
                                                                                                   468,365
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.7%)
    10,000   Chatom IDB (NBGA)                                        0.25         8/01/2041        10,000
    24,880   New York Energy Research & Dev. Auth.
               (LOC - Royal Bank of Scotland plc)                     0.10        12/01/2027        24,880
                                                                                                ----------
                                                                                                    34,880
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       845   Tucson IDA (LOC - JPMorgan Chase Bank, N.A.)             0.35         8/01/2025           845
                                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,785   Putnam County IDA (LOC - RBS Citizens, N.A.)             0.18         7/01/2032         2,785
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     8,900   New York State Environmental Facilities Corp.
               (LOC - JPMorgan Chase Bank, N.A.)                      0.13         5/01/2019         8,900
                                                                                                ----------
             FOOD DISTRIBUTORS (0.4%)
     2,625   Alameda County IDA (LOC - Comerica Bank, N.A.)           0.34        12/01/2040         2,625
     2,110   Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)          0.21         6/01/2022         2,110
     4,572   CCO, LLC (LOC - Fifth Third Bank)                        0.37         9/01/2024         4,572
     8,640   Putnam County IDA (LOC - JPMorgan Chase Bank, N.A.)      0.16        12/01/2024         8,640
                                                                                                ----------
                                                                                                    17,947
                                                                                                ----------
             FOOD RETAIL (0.2%)
     7,820   Saubels Market, Inc. (LOC - Fulton Bank)                 1.50         5/01/2034         7,820
                                                                                                ----------
             FOREST PRODUCTS (0.1%)
     5,060   Rex Lumber, LLC (LOC - Federal Home
               Loan Bank of Dallas)                                   0.20         2/01/2022         5,060
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.1%)
     6,000   Marion EDA (LOC - Key Bank, N.A.)                        0.35         2/01/2035         6,000
                                                                                                ----------

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION (2.1%)
   $ 7,500   Bridgeview (LOC - Harris Bank, N.A.)                     0.26%       12/01/2038    $    7,500
    11,535   Covington (LOC - U.S. Bank, N.A.)                        0.40        12/01/2029        11,535
    13,865   Fiddler's Business Improvement District
               (LOC - Key Bank, N.A.)                                 0.30        12/01/2037        13,865
    25,000   Fiddler's Business Improvement District
               (LOC - Key Bank, N.A.)                                 0.17        12/01/2038        25,000
     9,475   Michigan Charter Township of Commerce
               (LOC - Comerica Bank, N.A.)                            0.23        10/01/2018         9,475
    34,745   Michigan Charter Township of Commerce
               (LOC - Federal Home Loan Bank of Boston)               0.17        10/01/2034        34,745
     2,100   New York City (LOC - KBC Bank, N.V.)                     0.18         8/01/2038         2,100
                                                                                                ----------
                                                                                                   104,220
                                                                                                ----------
             HEALTH CARE FACILITIES (4.5%)
    12,330   Bronson Lifestyle Improvement & Research Center
               (LOC - Fifth Third Bank)                               0.30         9/01/2030        12,330
     6,500   Capital Markets Access Co., LLC
               (LOC - Comerica Bank, N.A.)                            0.24         7/01/2025         6,500
       800   Columbia County Capital Resource Corp.
               (LOC - HSBC Bank USA)                                  0.22         7/01/2015           800
     2,265   Columbia County IDA
               (LOC - HSBC Bank USA)                                  0.22         7/01/2027         2,265
     3,010   Community Behavioral Healthcare Cooperative of
               Pennsylvania (LOC - Fulton Bank)                       1.50         9/01/2027         3,010
     3,160   Crozer Keystone Health System
               (LOC - TD Bank, N.A.)                                  0.30        12/15/2021         3,160
     1,235   District of Columbia
               (LOC - Manufacturers & Traders Trust Co.)              0.55         7/01/2032         1,235
     4,435   Dunn Nursing Home, Inc.
               (LOC - Federal Home Loan Bank of Atlanta)              0.20         2/01/2024         4,435
     3,576   Four Flags Properties, Inc.
               (LOC - Fifth Third Bank)                               0.37        10/01/2028         3,576
     5,200   Genoa Medical Dev., LLC
               (LOC - Fifth Third Bank)                               0.32        12/01/2045         5,200
     5,180   Hamot Surgery Center, LLC
               (LOC - PNC Bank, N.A.)                                 0.21         7/01/2030         5,180
    10,700   Healthcare Network Properties, LLC
               (LOC - PNC Bank, N.A.)                                 0.20         1/01/2029        10,700
     4,995   Heart Property, LLC (LOC - PNC Bank, N.A.)               0.21         7/01/2026         4,995
     4,270   HFDC of Central Texas, Inc.
               (LOC - Sovereign Bank)                                 0.91        11/01/2038         4,270
     5,190   IHA Capital Dev., LLC (LOC - Fifth Third Bank)           0.32         6/01/2053         5,190

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 9,600   Indiana Finance Auth.
               (LOC - Bank of America, N.A.)                          0.11%        4/01/2038    $    9,600
     1,990   Indiana Finance Auth.
               (LOC - Bank of America, N.A.)                          0.36         4/01/2038         1,990
     2,000   Labcon North America (LOC - Bank of the West)            0.51         1/01/2040         2,000
     4,980   Louisiana Public Facilities Auth.
               (LOC - Capital One, N.A.)                              0.74         7/01/2028         4,980
     4,535   MCE MOB IV, LP (LOC - PNC Bank, N.A.)                    0.20         8/01/2022         4,535
     3,640   Medical Center of Athens
               (LOC - Federal Home Loan Bank of Atlanta)              0.25         9/01/2032         3,640
     7,685   Medical Properties Investment Co. - Walker, LLC
               (LOC - Fifth Third Bank)                               0.32        11/01/2035         7,685
     7,840   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)              0.20         8/01/2030         7,840
    12,800   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)              0.60        11/01/2035        12,800
    12,160   New Tristate Ventures, LLC (LOC - Fifth Third Bank)      0.32         5/01/2026        12,160
     3,205   Ohio Presbyterian Retirement Services
               (LOC - PNC Bank, N.A.)                                 0.21         7/01/2033         3,205
     4,505   Onondaga County IDA (LOC - HSBC Bank USA)                0.26         1/01/2023         4,505
    19,960   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)              0.20        12/01/2037        19,960
     2,235   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         2,235
     4,005   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         4,005
     2,650   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         2,650
     1,625   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         1,625
     6,915   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         6,915
     4,815   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         4,815
     3,115   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037         3,115
    24,070   Premier Senior Living, LLC
               (LOC - Wells Fargo Bank, N.A.)                         0.32         8/01/2037        24,070
     3,000   Sawmill Creek Lodge Co.
               (LOC - Fifth Third Bank)                               0.37        10/01/2026         3,000
     4,828   Wisconsin Health and Educational Facilities Auth.
               (LOC - KBC Bank, N.V.)                                 0.43         3/01/2038         4,828
     3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)           0.25        12/01/2014         3,400
                                                                                                ----------
                                                                                                   228,404
                                                                                                ----------

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.3%)
   $ 8,270   Central Ohio Medical Textiles
               (LOC - PNC Bank, N.A.)                                 0.20%        3/01/2023    $    8,270
     6,540   Kaneville Road Joint Venture
               (LOC - Federal Home Loan Bank of Chicago)              0.25        11/01/2032         6,540
                                                                                                ----------
                                                                                                    14,810
                                                                                                ----------
             HEALTH MISCELLANEOUS (0.1%)
     2,060   Kent Hospital Finance Auth.
               (LOC - Fifth Third Bank)                               0.20        10/01/2041         2,060
     4,585   Michigan Strategic Fund Ltd.
               (LOC - Fifth Third Bank)                               0.20         8/01/2023         4,585
                                                                                                ----------
                                                                                                     6,645
                                                                                                ----------
             HOME FURNISHINGS (0.1%)
     3,815   Caddo Parish IDB (LOC - Capital One, N.A.)               0.52         7/01/2024         3,815
       295   Maryland EDC (LOC - Manufacturers & Traders
               Trust Co.)                                             0.56         8/01/2016           295
                                                                                                ----------
                                                                                                     4,110
                                                                                                ----------
             HOME IMPROVEMENT RETAIL (0.3%)
     6,775   Brookhaven IDA (LOC - Capital One, N.A.)                 0.52         1/01/2025         6,775
     6,300   Savannah EDA (LOC - SunTrust Bank)                       0.25         8/01/2025         6,300
                                                                                                ----------
                                                                                                    13,075
                                                                                                ----------
             HOSPITAL (1.9%)
     3,655   Albany IDA (LOC - RBS Citizens, N.A.)                    0.80         5/01/2035         3,655
     3,025   Fayette County (LOC - PNC Bank, N.A.)                    0.20         8/01/2023         3,025
     3,275   Johnson City Health and Educational Facilities Board
               (LOC - U.S. Bank, N.A.)                                0.19         7/01/2033         3,275
       700   Johnson City Health and Educational Facilities Board
               (LOC - Mizuho Corporate Bank, Ltd.)                    0.19         7/01/2033           700
     5,000   Massachusetts Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                      0.12        10/01/2049         5,000
     7,500   Michigan Hospital Finance Auth.
               (LOC - Fifth Third Bank)                               0.22        12/01/2032         7,500
     7,500   Michigan Hospital Finance Auth.
               (LOC - Fifth Third Bank)                               0.22        12/01/2032         7,500
    15,960   Mountain States Health Alliance
               (LOC - Mizuho Corporate Bank, Ltd.)                    0.19         7/01/2026        15,960
    14,000   Pinellas County Health Facilities Auth.
               (LOC - SunTrust Bank)                                  0.15         7/01/2034        14,000
     7,430   Sweetwater County (LOC - Key Bank, N.A.)                 0.20         9/01/2037         7,430
    18,120   Sweetwater County (LOC - Key Bank, N.A.)                 0.32         9/01/2037        18,120

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $   275   Virginia Commonwealth Univ. Health System Auth.
               (LOC - Wells Fargo Bank, N.A.)                         0.11%        7/01/2030    $      275
     9,125   West Virginia State Hospital Finance Auth.
               (LOC - Fifth Third Bank)                               0.24        10/01/2033         9,125
                                                                                                ----------
                                                                                                    95,565
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
     2,915   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)             0.23        12/01/2028         2,915
     2,040   Doghouse Properties, LLC
               (LOC - Federal Home Loan Bank of Atlanta)              0.40         5/01/2027         2,040
    11,955   Forward Corp. (LOC - Fifth Third Bank)                   0.32        12/01/2030        11,955
     2,000   Massachusetts Port Auth.
               (LOC - Royal Bank of Scotland plc)                     0.75         3/01/2018         2,000
                                                                                                ----------
                                                                                                    18,910
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
     3,300   Guymon Utilities Auth. (LOC - Bank of the West)          0.47         2/01/2023         3,300
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.2%)
     4,455   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)         0.21         5/01/2021         4,455
     2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)                     0.20         3/01/2029         2,075
       860   Michigan Strategic Fund Ltd.
               (LOC - Fifth Third Bank)                               0.27         3/01/2023           860
     2,655   Trumbull County (LOC - Key Bank, N.A.)                   0.27         4/01/2017         2,655
                                                                                                ----------
                                                                                                    10,045
                                                                                                ----------
             INTEGRATED OIL & GAS (0.4%)
    20,000   Calhoun County Navigation IDA                            0.14         1/01/2024        20,000
                                                                                                ----------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     8,640   South Central Communications Corp.
               (LOC - Fifth Third Bank)                               0.32         4/01/2018         8,640
                                                                                                ----------
             LEISURE FACILITIES (0.3%)
     5,435   Cattail Creek Country Club, Inc.
               (LOC - Manufacturers & Traders Trust Co.)              0.55         3/01/2031         5,435
     9,400   Turfway Park, LLC
               (LOC - Bank of America, N.A.)                          0.55         7/01/2022         9,400
                                                                                                ----------
                                                                                                    14,835
                                                                                                ----------
             LEISURE PRODUCTS (0.2%)
     4,040   Charter Lakes Capital, LLC
               (LOC - U.S. Bank, N.A.)                                0.24        10/01/2046         4,040
     2,380   Rhode Island Industrial Facilities Corp.
               (LOC - TD Bank, N.A.)                                  0.14         2/01/2021         2,380
     4,410   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)            0.25         6/01/2033         4,410
                                                                                                ----------
                                                                                                    10,830
                                                                                                ----------

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (0.3%)
   $ 2,000   Lavonia O Frick Family Trust
               (LOC - Federal Home Loan Bank of Atlanta)              0.20%       12/01/2026    $    2,000
    13,355   Lavonne Johnson Life Insurance Trust
               (LOC - Federal Home Loan Bank of Atlanta)              0.20         6/01/2031        13,355
     1,850   Ronald Ray Irrevocable Life Insurance Trust
               (LOC - Federal Home Loan Bank of Atlanta)              0.20         8/01/2022         1,850
                                                                                                ----------
                                                                                                    17,205
                                                                                                ----------
             MARINE (0.1%)
     5,885   Washington Economic Dev. Finance Auth.
               (LOC - Key Bank, N.A.)                                 0.60         3/01/2037         5,885
                                                                                                ----------
             MISCELLANEOUS (0.3%)
    13,375   Michigan Municipal Bond Auth.
               (LOC - Fifth Third Bank)                               0.32        11/01/2037        13,375
                                                                                                ----------
             MULTI-UTILITIES (0.0%)
     1,920   Fulton County Dev. Auth.
               (LOC - Credit Agricole Corp. Inv. Bank)                2.75         3/01/2026         1,920
                                                                                                ----------
             MULTIFAMILY HOUSING (2.3%)
     8,325   Alabama Housing Finance Auth.
               (LOC - U.S. Bank, N.A.)                                0.13         4/01/2037         8,325
     8,750   Dallas Housing Finance Corp. (LIQ)(NBGA)(a)              1.10         9/01/2019         8,750
     3,440   Montana Board of Housing (LIQ)(NBGA)(a)                  1.25        10/01/2033         3,440
    10,000   Nebraska Investment Finance Auth.
               (LOC - Citibank, N.A.)                                 0.13        10/01/2042        10,000
     4,910   Nevada Housing Division
               (LOC - Citibank, N.A.)                                 0.20        10/01/2035         4,910
     3,150   New York Housing Finance Agency
               (LOC - Citibank, N.A.)                                 0.13         5/01/2037         3,150
    20,000   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)                    0.10        11/01/2038        20,000
     3,840   New York Housing Finance Agency
               (LOC - Citibank, N.A.)                                 0.13         5/01/2039         3,840
    24,150   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)                    0.14        11/01/2041        24,150
     4,360   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)                    0.17        11/01/2044         4,360
     6,000   New York Housing Finance Agency
               (LOC - Wells Fargo Bank, N.A.)                         0.20        11/01/2049         6,000
       500   Phoenix IDA (LOC - Bank of America, N.A.)                0.24         4/01/2033           500
     6,820   Southeast Texas Housing
               Finance Corp. (LIQ)(NBGA)(a)                           1.10         6/01/2019         6,820

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 6,825   Texas Department of Housing & Community Affairs
               (LOC - Citibank, N.A.)                                 0.12%       12/01/2039    $    6,825
     1,010   Vermont Housing Finance Agency
               (LOC - Key Bank, N.A.)                                 0.27         1/01/2038         1,010
     5,310   Washington Housing Finance
               Commission (LIQ)(NBGA)(a)                              1.10        10/01/2033         5,310
                                                                                                ----------
                                                                                                   117,390
                                                                                                ----------
             NURSING/CCRC (2.0%)
     2,505   Berks County Municipal Auth.
               (LOC - Citizens Bank of Pennsylvania)                  0.20         5/15/2022         2,505
     4,600   Bucks County IDA
               (LOC - Citizens Bank of Pennsylvania)                  0.12         1/01/2037         4,600
     4,275   Butler County Hospital Auth.
               (LOC - Citizens Bank of Pennsylvania)                  0.20        10/01/2042         4,275
     8,890   Delaware County Auth.
               (LOC - Citizens Bank of Pennsylvania)                  0.16         4/01/2030         8,890
     4,290   Harrisonburg IDA
               (LOC - Branch Banking & Trust Co.)                     0.10         4/01/2036         4,290
    42,300   Illinois Finance Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                      0.11         9/01/2031        42,300
    16,860   Illinois Finance Auth.
               (LOC - Bank of America, N.A.)                          0.75         5/01/2036        16,860
     1,850   Indiana Finance Auth.
               (LOC - Federal Home Loan Bank of Indianapolis)         0.20         7/01/2029         1,850
    13,925   Jackson County EDC
               (LOC - Bank of America, N.A.)                          0.15        11/01/2031        13,925
     1,200   Lynchburg Redevelopment & Housing Auth.
               (LOC - Manufacturers & Traders Trust Co.)              0.55        12/01/2034         1,200
     1,035   Roanoke County EDA
               (LOC - Branch Banking & Trust Co.)                     1.20        10/01/2028         1,035
                                                                                                ----------
                                                                                                   101,730
                                                                                                ----------
             PACKAGED FOODS & MEAT (1.0%)
     3,710   Brewster Dairy, Inc. (LOC - Bank of Montreal)            0.21         4/03/2023         3,710
    12,605   Indianapolis Recovery Zone Facility
               (LOC - Fifth Third Bank)                               0.20        12/01/2030        12,605
     2,635   Lancaster IDA (LOC - Fulton Bank)                        1.50         6/01/2027         2,635
     1,630   Laurel County (LOC - Rabobank Nederland N.V.)            0.44         3/01/2015         1,630
     4,000   Michigan Strategic Fund Ltd.
               (LOC - AgriBank, FCB)                                  0.15         6/01/2024         4,000
     7,500   Optima Municipal Auth. (LOC - Bank of the West)          0.47         9/01/2023         7,500
     5,895   Oregon State Economic Dev. (LOC - Key Bank, N.A.)        0.27         2/01/2037         5,895
     7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)              0.20        12/01/2037         7,500

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,060   St. Tammany Parish
               (LOC - Federal Home Loan Bank of Dallas)               0.24%        7/01/2022    $    5,060
                                                                                                ----------
                                                                                                    50,535
                                                                                                ----------
             PAPER PACKAGING (0.0%)
     1,325   Washington Finance EDA
               (LOC - Wells Fargo Bank, N.A.)                         0.25         4/01/2033         1,325
                                                                                                ----------
             PAPER PRODUCTS (0.1%)
     1,110   Jackson Paper Co.
               (LOC - Federal Home Loan Bank of Atlanta)              0.40         4/01/2027         1,110
     5,600   Willacoochee Dev. Auth.
               (LOC - Federal Home Loan Bank of Atlanta)              0.20         5/01/2021         5,600
                                                                                                ----------
                                                                                                     6,710
                                                                                                ----------
             PERSONAL PRODUCTS (0.0%)
     1,890   Suffolk County IDA (LOC - Citibank, N.A.)                0.51        12/01/2019         1,890
                                                                                                ----------
             PHARMACEUTICALS (1.5%)
     7,000   Montgomery County IDA
               (LOC - Landesbank Hessen-Thuringen)                    1.15         4/01/2022         7,000
    20,000   New Hampshire Business Finance Auth.
               (LOC - Landesbank Hessen-Thuringen)                    1.15        11/01/2020        20,000
    19,500   New Hampshire Business Finance Auth.
               (LOC - Landesbank Hessen-Thuringen)                    1.15         9/01/2025        19,500
    30,000   New Hampshire Business Finance Auth.
               (LOC - Landesbank Hessen-Thuringen)                    1.15         4/01/2030        30,000
                                                                                                ----------
                                                                                                    76,500
                                                                                                ----------
             PUBLISHING (0.1%)
     4,180   Falls Church EDA (LOC - Citibank, N.A.)                  0.28         7/01/2021         4,180
                                                                                                ----------
             REAL ESTATE OPERATING COMPANIES (4.4%)
     3,845   Beaver Creek Enterprises, Inc.
               (LOC - PNC Bank, N.A.)                                 0.21         3/02/2020         3,845
     2,965   Cain Capital Investments, LLC
               (LOC - Federal Home Loan Bank of Cincinnati)           0.32        10/01/2046         2,965
    31,500   Carew Realty, Inc. (LOC - Fifth Third Bank)              0.32         5/01/2037        31,500
     6,165   Congress Commons, LLC
               (LOC - Federal Home Loan Bank of Chicago)              0.30        12/01/2050         6,165
     8,800   Contra Costa County
               (LOC - Bank of America, N.A.)                          0.21         4/15/2046         8,800
    11,910   Delos, LLC (LOC - Sovereign Bank)                        1.59         3/01/2037        11,910
     7,040   Donegal Crossing Associates, LLC
               (LOC - Federal Home Loan Bank of Pittsburgh)           0.26         8/15/2027         7,040
     5,050   East Hempfield IDA (LOC - Fulton Bank)                   1.25        10/15/2026         5,050

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,600   EMF, LLC (LOC - Comerica Bank, N.A.)                     0.34%        6/01/2042    $    4,600
     5,545   Forsyth County (LOC - Fifth Third Bank)                  0.24         1/01/2037         5,545
     3,820   Fountains Apartments, LLC (LOC - Fifth Third Bank)       0.27         9/01/2036         3,820
     1,750   Fulton County Housing Auth.
               (LOC - Federal Home Loan Bank of Atlanta)              0.15         2/01/2041         1,750
     7,150   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.32        12/01/2023         7,150
     6,645   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)            0.32        12/01/2044         6,645
     2,355   Hickory Creek Apartments, LLC
               (LOC - Fifth Third Bank)                               0.27         9/01/2036         2,355
       900   Indianapolis (LOC - RBS Citizens, N.A.)                  0.46        11/01/2042           900
     2,055   Islip IDA (LOC - Citibank, N.A.)                         0.49        11/01/2020         2,055
     3,246   J Investments, LLC (LOC - Fifth Third Bank)              0.32        12/01/2055         3,246
     6,950   Koar D' Iberville Center
               (LOC - Federal Home Loan Bank of Dallas)               0.30         1/01/2033         6,950
     4,000   Michigan Equity Group (LOC - Fifth Third Bank)           0.32        12/01/2034         4,000
    10,000   Nashville and Davidson County Health and
               Educational Facilities Board
               (LOC - Fifth Third Bank)                               0.22         9/01/2036        10,000
     7,000   New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                    0.19        12/01/2036         7,000
    33,570   New York City Housing Dev. Corp.
               (LOC - RBS Citizens, N.A.)                             0.18         3/01/2048        33,570
     3,200   Pennsylvania Economic Dev. Financing Auth.
               (LOC - PNC Bank, N.A.)                                 0.20         4/01/2035         3,200
     2,365   Richfield Technology Associates, LLC
               (LOC - U.S. Bank, N.A.)                                0.21         4/01/2020         2,365
     4,700   Sugar Creek Finance Co., LLC
               (LOC - Northern Trust Co.)                             0.21         6/01/2042         4,700
     8,050   Sunroad Centrum Apartments 23, LP
               (LOC - Comerica Bank, N.A.)                            0.22         8/01/2052         8,050
     3,565   Syracuse IDA (LOC - Key Bank, N.A.)                      0.27        10/01/2039         3,565
     2,926   TKBF, LLC (LOC - Fifth Third Bank)                       0.32         2/01/2108         2,926
     5,000   Univ. of South Florida Foundation, Inc.
               (LOC - Bank of America, N.A.)                          0.19         8/01/2034         5,000
    14,655   Willow Interests, LLC (LOC - Fifth Third Bank)           0.37         4/01/2025        14,655
                                                                                                ----------
                                                                                                   221,322
                                                                                                ----------
             REAL ESTATE TAX/FEE (1.0%)
    45,261   Irvine (LOC - KBC Bank, N.V.)                            0.20         9/02/2050        45,261
     4,700   Jasper, Morgan, Newton, & Walton County
               (LOC - JPMorgan Chase Bank, N.A.)                      0.20        12/01/2020         4,700
                                                                                                ----------
                                                                                                    49,961
                                                                                                ----------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.1%)
   $ 2,700   Cobb County IDA (LOC - Federal Home
               Loan Bank of Atlanta)                                  0.20%        2/01/2030    $    2,700
                                                                                                ----------
             RESEARCH & CONSULTING SERVICES (0.5%)
    27,820   Fuller Road Management Corp.
               (LOC - Key Bank, N.A.)                                 0.35         7/01/2037        27,820
                                                                                                ----------
             RESTAURANTS (0.2%)
     9,985   Ft. Myers, Inc. (LOC - Fifth Third Bank)                 0.32        11/01/2017         9,985
                                                                                                ----------
             SINGLE FAMILY HOUSING (0.1%)
     3,975   Montgomery County (LOC - PNC Bank, N.A.)                 0.18         7/01/2039         3,975
                                                                                                ----------
             SOLID WASTE DISPOSAL (0.0%)
       300   Marion County IDA (LOC - SunTrust Bank)                  0.25        10/01/2026           300
                                                                                                ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    15,000   New York MTA (LOC - KBC Bank, N.V.)                      0.32        11/01/2025        15,000
     3,200   Sheridan Redevelopment Agency
               (LOC - JPMorgan Chase Bank, N.A.)                      0.40        12/01/2029         3,200
                                                                                                ----------
                                                                                                    18,200
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     4,655   Cornerstone Funding Corp. I
               (LOC - PNC Bank, N.A.)                                 1.10         9/01/2025         4,655
                                                                                                ----------
             SPECIALTY STORES (0.6%)
    27,000   Bass Pro Rossford Development Co., LLC
               (LOC - Fifth Third Bank)                               0.37        11/01/2027        27,000
     4,225   Spencer Co., Inc.
               (LOC - Federal Home Loan Bank of Atlanta)              0.50         2/01/2021         4,225
                                                                                                ----------
                                                                                                    31,225
                                                                                                ----------
             STEEL (0.9%)
    23,685   Decatur IDB                                              0.34         8/01/2036        23,685
    10,000   Illinois Finance Auth. (LOC - UniCredit Bank A.G.)       1.95         2/01/2037        10,000
     6,405   Klein Steel Services, Inc.
               (LOC - Manufacturers & Traders Trust Co.)              0.55         8/01/2025         6,405
     2,330   Metaltec Steel Abrasive Co.
               (LOC - Comerica Bank, N.A.)                            0.28        11/01/2034         2,330
     2,500   Mississippi Business Finance Corp.
               (LOC - Federal Home Loan Bank of Dallas)               0.30         7/01/2020         2,500
                                                                                                ----------
                                                                                                    44,920
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)        SECURITY                                             DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             TOLL ROADS (0.7%)
   $ 2,300   New York State Thruway Auth. (LIQ)(a)                    0.11%       4/01/2013     $    2,300
    35,000   Orlando-Orange County Expressway Auth.
               (LOC - SunTrust Bank)                                  0.15        7/01/2040         35,000
                                                                                                ----------
                                                                                                    37,300
                                                                                                ----------
             WATER/SEWER UTILITY (0.4%)
     3,627   Hesperia Public Financing Auth.
               (LOC - Bank of America, N.A.)                          0.28        6/01/2026          3,627
    10,000   North Hudson Sewerage Auth.
               (LOC - TD Bank, N.A.)                                  0.18        6/01/2044         10,000
     5,970   West Palm Beach Utility System (LIQ)(a)                  0.12        4/01/2014          5,970
                                                                                                ----------
                                                                                                    19,597
                                                                                                ----------
             Total Variable-Rate Demand Notes (cost: $2,917,860)                                 2,917,860
                                                                                                ----------

             REPURCHASE AGREEMENTS (2.4%)
    40,000   Bank of America Securities, 0.13%, acquired
               01/31/2013 and due on 02/01/2013 at $40,000
               (collateralized by $37,439 of U.S. Treasury Note,
               0.13%(c), due 04/15/2017; market value $40,800)                                      40,000
    40,000   Credit Suisse First Boston, LLC, 0.12%, acquired
               on 01/31/2013 and due on 02/01/2013 at $40,000
               (collateralized by $40,785 of U.S. Treasury Note,
               0.25%(c), due 02/15/2015; market value $40,800)                                      40,000
    40,000   Deutsche Bank Securities, 0.15%, acquired on
               01/31/2013 and due 02/01/2013 at $40,000
               (collateralized by $40,819 of U.S. Treasury Note,
               0.25%(c), due 01/31/2015; market value $40,800)                                      40,000
                                                                                                ----------
             Total Repurchase Agreements (cost: $120,000)                                          120,000
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $5,050,137)                                               $5,050,137
                                                                                                ==========

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments                             $-            $1,093,746             $-    $1,093,746
  Commercial Paper                                    -               883,531              -       883,531
  Put Bonds                                           -                35,000              -        35,000
  Variable-Rate Demand Notes                          -             2,917,860              -     2,917,860
  Repurchase Agreements                               -               120,000              -       120,000
----------------------------------------------------------------------------------------------------------
Total                                                $-            $5,050,137             $-    $5,050,137
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at January 31, 2012, for federal income tax purposes, was approximately the same as reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ABS    Asset-Backed Financing
   CSD    Central School District
   EDA    Economic Development Authority
   EDC    Economic Development Corp.
   IDA    Industrial Development Authority/Agency
   IDB    Industrial Development Board
   IDC    Industrial Development Corp.
   ISD    Independent School District
   MTA    Metropolitan Transportation Authority

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc., Minnesota General Obligation, or National Rural Utility Corp.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Rates for U.S. Treasury Notes represent the stated coupon payment rate at time of issuance.

See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)    $5,050,137
  Cash                                                                        11,858
  Receivables:
    Capital shares sold                                                        9,488
    USAA Asset Management Company (Note 4C)                                      146
    Interest                                                                   3,962
                                                                          ----------
        Total assets                                                       5,075,591
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                      24,120
    Capital shares redeemed                                                   11,470
    Dividends on capital shares                                                    5
  Accrued management fees                                                      1,042
  Accrued transfer agent's fees                                                  522
  Other accrued expenses and payables                                            139
                                                                          ----------
        Total liabilities                                                     37,298
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,038,293
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,038,315
  Accumulated undistributed net investment income                                  4
  Accumulated net realized loss on investments                                   (26)
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,038,293
                                                                          ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                               5,038,838
                                                                          ==========
  Net asset value, redemption price, and offering price per share         $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                        $ 8,475
                                                                         -------
EXPENSES
  Management fees                                                          6,028
  Administration and servicing fees                                        2,511
  Transfer agent's fees                                                    6,699
  Custody and accounting fees                                                312
  Postage                                                                    155
  Shareholder reporting fees                                                  88
  Trustees' fees                                                               7
  Registration fees                                                           55
  Professional fees                                                          104
  Other                                                                       41
                                                                         -------
         Total expenses                                                   16,000
  Expenses reimbursed                                                     (7,776)
                                                                         -------
         Net expenses                                                      8,224
                                                                         -------
NET INVESTMENT INCOME                                                        251
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           50
                                                                         -------
  Increase in net assets resulting from operations                       $   301
                                                                         =======

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

---------------------------------------------------------------------------------------
                                                             1/31/2013        7/31/2012
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                    $       251      $     1,347
  Net realized gain on investments                                  50               74
                                                           ----------------------------
    Increase in net assets resulting from operations               301            1,421
                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (251)          (1,347)
  Net realized gains                                              (150)               -
                                                           ----------------------------
    Distributions to shareholders                                 (401)          (1,347)
                                                           ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  1,814,175        3,668,242
  Reinvested dividends                                             397            1,333
  Cost of shares redeemed                                   (1,656,084)      (3,810,453)
                                                           ----------------------------
    Increase (decrease) in net assets from capital
      share transactions                                       158,488         (140,878)
                                                           ----------------------------
  Net increase (decrease) in net assets                        158,388         (140,804)

NET ASSETS
  Beginning of period                                        4,879,905        5,020,709
                                                           ----------------------------
  End of period                                            $ 5,038,293      $ 4,879,905
                                                           ============================
Accumulated undistributed net investment income:
  End of period                                            $         4      $        78
                                                           ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                1,814,175        3,668,242
  Shares issued for dividends reinvested                           397            1,333
  Shares redeemed                                           (1,656,083)      (3,810,453)
                                                           ----------------------------
    Increase (decrease) in shares outstanding                  158,489         (140,878)
                                                           ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

   Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $16,000, which represents 8.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2013, the Fund incurred management fees, paid or payable to the Manager, of $6,028,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,511,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $82,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses of $7,776,000, of which $146,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $6,699,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 9,021,000 shares which represent 0.18% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                           YEAR ENDED JULY 31,
                           ----------------------------------------------------------------------------------------
                                 2013            2012            2011            2010            2009          2008
                           ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00    $     1.00
                           ----------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .00(a)          .00(a)          .00(a)          .00(a)          .02           .04
  Net realized and
    unrealized gain               .00(a)          .00(a)          .00(a)          .00(a)          .00(a)        .00(a)
                           ----------------------------------------------------------------------------------------
Total from investment
  operations                      .00(a)          .00(a)          .00(a)          .00(a)          .02           .04
                           ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)        (.02)         (.04)
  Realized capital gains         (.00)(a)           -               -               -               -             -
                           ----------------------------------------------------------------------------------------
Total distributions              (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)        (.02)         (.04)
                           ----------------------------------------------------------------------------------------
Net asset value at
  end of period            $     1.00      $     1.00      $     1.00      $     1.00      $     1.00    $     1.00
                           ========================================================================================
Total return (%)*                 .01             .03(e)          .02             .16(b)         1.86          3.70
Net assets at
  end of period (000)      $5,038,293      $4,879,905      $5,020,709      $5,317,166      $6,112,293    $5,833,182
Ratios to average
  net assets:**
  Expenses (%)(c)                 .33(d)          .34(e)          .40             .56(b)          .63           .57
  Expenses, excluding
    reimbursements (%)(c)         .64(d)          .65(e)          .65             .62(b)            -             -
  Net investment
    income (%)                    .01(d)          .03             .01             .17            1.83          3.60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $4,982,755,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING               ENDING            DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE       AUGUST 1, 2012 -
                                       AUGUST 1, 2012        JANUARY 31, 2013      JANUARY 31, 2013
                                      --------------------------------------------------------------
Actual                                   $1,000.00               $1,000.10              $1.66

Hypothetical
  (5% return before expenses)             1,000.00                1,023.54               1.68

* Expenses are equal to the Fund's annualized expense ratio of 0.33%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23428-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.